FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, the Company measures its marketable securities and foreign currency derivative instruments at fair value. Cash equivalents and available for sale marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

The earn-out liability related to the acquisitions of Optenet and Netonomy are classified within Level 3 because these liabilities are based on present value calculations and an external valuation model whose inputs include market interest rates, estimated operational capitalization rates and volatilities.

The Company's financial net assets measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of December 31, 2018 and 2017, respectively:

	As of December 31, 2018
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$64,290	$-	$64,290
Foreign currency derivative contracts	-	(324)	-	(324)
Earn-out liability	-	-	(6,051)	(6,051)

Total financial net assets	$-	$63,966	$(6,051)	$57,915

	As of December 31, 2017
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$63,194	$-	$63,194
Foreign currency derivative contracts	-	18	-	18
Earn-out liability	-	-	(5,267)	(5,267)

Total financial net assets	$-	$63,212	$(5,267)	$57,945

Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2018	$5,267

Earn Out liability - Netonomy	1,041
Earn Out liability adjustments due to exchange rates	(224)
Adjustment due to change in forecast and time value of earn-out consideration	(33)

Balance at December 31, 2018	$6,051